Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

April 30, 2021

AFFS-QTLY-0621
1.800326.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Banks - 36.1%
Diversified Banks - 18.6%
Bank of America Corp.	535,656	$21,710,138
Citigroup, Inc.	318,305	22,676,048
Piraeus Financial Holdings SA (a)	70,600	184,187
U.S. Bancorp	199,500	11,840,325
Wells Fargo & Co.	605,128	27,261,016
		83,671,714
Regional Banks - 17.5%
Ameris Bancorp	44,900	2,428,641
Associated Banc-Corp.	120,500	2,637,745
Bank OZK	96,000	3,935,040
BOK Financial Corp.	27,616	2,428,551
Cadence Bancorp Class A	154,064	3,427,924
East West Bancorp, Inc.	40,100	3,053,615
First Horizon National Corp.	301,179	5,508,564
First Interstate Bancsystem, Inc.	44,700	2,099,559
Great Western Bancorp, Inc.	49,400	1,632,670
Heartland Financial U.S.A., Inc.	45,900	2,307,393
Huntington Bancshares, Inc.	443,920	6,800,854
KeyCorp	206,500	4,493,440
M&T Bank Corp.	36,900	5,818,761
PacWest Bancorp	70,500	3,060,405
Peoples United Financial, Inc.	119,900	2,173,787
PNC Financial Services Group, Inc.	64,600	12,076,970
Signature Bank	29,300	7,369,243
WesBanco, Inc.	72,800	2,641,912
Wintrust Financial Corp.	63,600	4,903,560
		78,798,634

TOTAL BANKS		162,470,348

Capital Markets - 19.8%
Asset Management & Custody Banks - 10.7%
Affiliated Managers Group, Inc.	29,400	4,738,398
AllianceBernstein Holding LP	124,905	5,384,655
Bank of New York Mellon Corp.	220,100	10,978,588
Brookfield Asset Management, Inc. Class A (b)	126,800	5,779,544
Carlyle Group LP	128,800	5,494,608
Northern Trust Corp.	22,200	2,526,360
Patria Investments Ltd.	179,800	2,490,230
State Street Corp.	130,300	10,938,685
		48,331,068
Financial Exchanges & Data - 2.1%
Bolsa Mexicana de Valores S.A.B. de CV	1,086,500	2,410,392
Cboe Global Markets, Inc.	65,173	6,802,106
		9,212,498
Investment Banking & Brokerage - 7.0%
Lazard Ltd. Class A	106,500	4,791,435
Morgan Stanley	231,400	19,102,070
Raymond James Financial, Inc.	38,400	5,021,952
Virtu Financial, Inc. Class A	90,000	2,666,700
		31,582,157

TOTAL CAPITAL MARKETS		89,125,723

Consumer Finance - 10.4%
Consumer Finance - 10.4%
American Express Co.	126,500	19,398,775
Capital One Financial Corp.	123,938	18,476,677
Navient Corp.	215,500	3,626,865
OneMain Holdings, Inc.	94,900	5,396,963
		46,899,280
Diversified Financial Services - 0.9%
Multi-Sector Holdings - 0.9%
Cannae Holdings, Inc. (a)	101,140	4,015,258
Insurance - 23.4%
Insurance Brokers - 3.6%
Arthur J. Gallagher & Co.	62,100	9,001,395
Willis Towers Watson PLC	28,000	7,248,080
		16,249,475
Life & Health Insurance - 2.8%
CNO Financial Group, Inc.	136,300	3,479,739
MetLife, Inc.	104,700	6,662,061
Primerica, Inc.	16,200	2,588,274
		12,730,074
Multi-Line Insurance - 5.9%
American Financial Group, Inc.	52,900	6,499,294
American International Group, Inc.	151,500	7,340,175
Assurant, Inc.	40,700	6,332,920
Hartford Financial Services Group, Inc.	98,700	6,510,252
		26,682,641
Property & Casualty Insurance - 8.8%
Chubb Ltd.	46,300	7,944,617
First American Financial Corp.	90,600	5,843,700
Hiscox Ltd. (a)	260,500	2,921,280
Kemper Corp.	35,900	2,802,354
Old Republic International Corp.	162,700	4,005,674
The Travelers Companies, Inc.	102,500	15,852,650
		39,370,275
Reinsurance - 2.3%
Reinsurance Group of America, Inc.	58,900	7,688,217
RenaissanceRe Holdings Ltd.	14,800	2,498,388
		10,186,605

TOTAL INSURANCE		105,219,070

IT Services - 2.0%
Data Processing & Outsourced Services - 2.0%
Computer Services, Inc.	19,591	1,195,051
Fidelity National Information Services, Inc.	23,500	3,593,150
Visa, Inc. Class A	19,200	4,484,352
		9,272,553
Professional Services - 2.2%
Research & Consulting Services - 2.2%
Dun & Bradstreet Holdings, Inc. (a)	161,900	3,846,744
Equifax, Inc.	26,600	6,097,518
		9,944,262
Thrifts & Mortgage Finance - 4.6%
Thrifts & Mortgage Finance - 4.6%
Essent Group Ltd.	141,600	7,445,328
MGIC Investment Corp.	543,700	8,285,988
NMI Holdings, Inc. (a)	158,900	4,105,976
Radian Group, Inc.	36,800	906,752
		20,744,044
TOTAL COMMON STOCKS
(Cost $314,023,579)		447,690,538

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.04% (c)	2,957,150	2,957,742
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	2,631,737	2,632,000
TOTAL MONEY MARKET FUNDS
(Cost $5,589,742)		5,589,742
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $319,613,321)		453,280,280
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,883,341)
NET ASSETS - 100%		$450,396,939

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,028
Fidelity Securities Lending Cash Central Fund	562
Total	$1,590

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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